Intangible assets, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2014 USD ($)
Intangible Assets, Net
Intangible assets	2,849	$ 459
Impairment of intangible assets	0